EQUITY - Narrative (Details) - USD ($)						1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 03, 2021	Sep. 28, 2021	Mar. 02, 2021	Feb. 08, 2021	Sep. 08, 2020	Jul. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021	Feb. 28, 2021	Feb. 15, 2021	Jul. 31, 2020	Nov. 17, 2019
Class of Stock [Line Items]
Proceeds from the issuance of common stock							$ 0		$ 18,020,000	$ 27,399,999	$ 4,197,622
Payments of issuance fees							$ 70,000		$ 997,999	$ 1,064,498	$ 130,070
Treasury stock (in shares)							3,000,000			3,000,000
Gain on sale of treasury stock										$ 0
LINICO Corporation
Class of Stock [Line Items]
Percentage of voting interests owned							90.00%			90.00%		90.00%
Investment in equity securities (Comstock common stock)														$ 3,870,000
Aqua Metal
Class of Stock [Line Items]
Ownership percentage										10.00%		10.00%
Tonogold Resources, Inc. | Northern Comstock LLC
Class of Stock [Line Items]
Ownership percentage																50.00%
Membership interest					100.00%
2021 Sales Agreement
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	1,000,000
Proceeds from the issuance of common stock	$ 1,400,000
Sale of stock, price per share (in dollars per share)	$ 1.40
Equity Purchase Agreements
Class of Stock [Line Items]
Proceeds from the issuance of common stock			$ 15,010,000
Issuance of common stock (in shares)			4,000,000
Sale of stock, price per share (in dollars per share)			$ 4.00
Payments of issuance fees			$ 960,000
Issuance fee as percent of gross offering proceeds			6.00%
Payment of other expenses			$ 30,000
2021 Equity Agreement
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)								2,668,363
Leviston Resources LLC | 2021 Sales Agreement
Class of Stock [Line Items]
Aggregate offering price				$ 5,000,000
Equity purchase agreement, period in force				24 months
Common stock issued for fees, value													$ 250,003
Number of shares issued in transaction (in shares)										1,551,760
Proceeds from the issuance of common stock										$ 5,000,000
Average price per share (in dollars per share)										$ 3.22
Common stock, shares issued as commitment fee (in shares)										50,907
Remaining capacity										$ 0
Leviston Resources LLC | 2020 Sales Agreement
Class of Stock [Line Items]
Aggregate offering price															$ 2,500,000
Common stock issued for fees, value															$ 125,000
Number of shares issued in transaction (in shares)						2,793,586
Proceeds from the issuance of common stock						$ 2,500,000
Average price per share (in dollars per share)						$ 0.89
Common stock, shares issued as commitment fee (in shares)															173,611
Payments of issuance fees						$ 52,500
Leviston Resources LLC | 2021 Equity Agreement
Class of Stock [Line Items]
Aggregate offering price		$ 5,000,000
Equity purchase agreement, period in force		24 months
Common stock issued for fees, value		$ 100,000
Proceeds from the issuance of common stock								$ 5,000,000
Average price per share (in dollars per share)								$ 1.87
Common stock, shares issued as commitment fee (in shares)								92,880
Common stock issued upon written request		$ 150,000